SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net income	$ (10,230)	$ 14,894	$ 1,749
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Share-based compensation expense	6,198	5,382	3,166
Deferred tax assets	392	(820)	(2,303)
Foreign exchange loss (gain)	836	(1,042)
Changes in assets and liabilities:
Prepaid expenses and other current assets	(448)	(2,144)	4,275
Amounts due from related parties	(181)	(3)	56
Deferred revenue	(3,923)	(3,869)	30,486
Accrued expenses and other current liabilities	(2,346)	9,829	3,591
Deferred income	(58)	(348)	(346)
Net cash provided by operating activities	4,796	46,756	54,644
Cash flows from investing activities:
Purchase of short-term investments	(188,715)	(291,384)	(128,307)
Proceeds from maturity of short-term investments	221,849	191,838	111,266
Purchases of long-term investments	(1,613)	(9,839)	(4,786)
Net cash (used in) provided by investing activities	30,236	(120,814)	(43,743)
Cash flows from financing activities:
Repurchase of ordinary shares	(29,630)		(7,278)
Proceeds from exercise of options	3,393	246	123
Payment of dividend distribution	(9,865)	(22,665)	(9,929)
Net cash used in financing activities	(36,102)	(22,419)	(17,084)
Cash and cash equivalents, beginning of year	117,063	211,944	217,746
Cash and cash equivalents, end of year	113,825	117,063	211,944
Parent Company
Cash flows from operating activities:
Net income	(10,022)	16,151	1,965
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Equity in earnings from subsidiary	1,580	(17,882)	(1,409)
Share-based compensation expense	6,198	5,382	3,166
Foreign exchange loss (gain)	(1,622)	1,848	919
Changes in assets and liabilities:
Prepaid expenses and other current assets	2,837	(3,091)	784
Amounts due from related parties	4,006	(38,548)	3,464
Accrued expenses and other current liabilities	(3)	(181)	237
Deferred income	(58)	(348)	(346)
Net cash provided by operating activities	2,916	(36,669)	8,780
Cash flows from investing activities:
Purchase of short-term investments	(71,847)	(67,619)
Proceeds from maturity of short-term investments	104,802
Purchases of long-term investments		(1,632)	(4,786)
Net cash (used in) provided by investing activities	32,955	(69,251)	(4,786)
Cash flows from financing activities:
Repurchase of ordinary shares	(29,630)		(7,278)
Proceeds from exercise of options	3,393	246	123
Payment of dividend distribution	(9,865)	(22,665)	(9,929)
Net cash used in financing activities	(36,102)	(22,419)	(17,084)
Net decrease in cash and cash equivalents	(231)	(128,339)	(13,090)
Cash and cash equivalents, beginning of year	12,626	140,965	154,055
Cash and cash equivalents, end of year	$ 12,395	$ 12,626	$ 140,965